Disclosure of nature and extent of risks arising from financial instruments (Details) GH₵ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 GHS (GH₵)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 GHS (GH₵)	Dec. 31, 2015 USD ($)
Statement [Line Items]
Cash and cash equivalents	$ 49,330			$ 59,675			$ 114,800
VAT receivable	5,070			22,881
Accounts payable and accrued liabilities	(47,916)			(46,934)
Foreign currency risk [Member]
Statement [Line Items]
Net exposure to foreign currency	53			2,100
C$ [Member] | Foreign currency risk [Member]
Statement [Line Items]
Cash and cash equivalents		$ 324			$ 4,744
VAT receivable		0			0
Accounts payable and accrued liabilities		(895)			(77)
Net exposure to foreign currency		$ (571)			$ 4,667
GHS [Member] | Foreign currency risk [Member]
Statement [Line Items]
Cash and cash equivalents | GH₵			GH₵ 18,874			GH₵ 7,212
VAT receivable | GH₵			23,003			96,097
Accounts payable and accrued liabilities | GH₵			(45,439)			(28,754)
Net exposure to foreign currency | GH₵			GH₵ (3,562)			GH₵ 74,555
USD Equivalent [Member] | Foreign currency risk [Member]
Statement [Line Items]
Cash and cash equivalents	4,416			5,251
VAT receivable	5,070			22,881
Accounts payable and accrued liabilities	(10,722)			(6,904)
Net exposure to foreign currency	$ (1,236)			$ 21,228